Capital Management	9 Months Ended
Oct. 31, 2021
Capital Management [Abstract]
CAPITAL MANAGEMENT
15.	CAPITAL MANAGEMENT

The Company defines its capital as shareholders’ equity. Capital requirements are driven by the Company’s general operations and exploration. To effectively manage the Company’s capital requirements, the Company monitors expenses and overhead to ensure costs and commitments are being paid. The Company is not subject to any externally imposed capital requirements. The Company did not change its approach to capital management during the period from inception on February 5, 2021 to October 31, 2021.